Offerings	Dec. 05, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock(4)
Offering Note	This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $175,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.Includes rights to acquire common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note	This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $175,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $175,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $175,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $175,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 115,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note	This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $175,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock(4)
Carry Forward Form Type	S-3
Carry Forward File Number	333-268560
Carry Forward Initial Effective Date	Dec. 06, 2022
Offering Note	This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $175,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-268560
Carry Forward Initial Effective Date	Dec. 06, 2022
Offering Note	This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $175,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-268560
Carry Forward Initial Effective Date	Dec. 06, 2022
Offering Note	This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $175,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-268560
Carry Forward Initial Effective Date	Dec. 06, 2022
Offering Note	This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $175,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-268560
Carry Forward Initial Effective Date	Dec. 06, 2022
Offering Note	This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $175,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 60,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-268560
Carry Forward Initial Effective Date	Dec. 06, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,612.00
Offering Note	This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to any of the securities registered hereunder, such indeterminate principal amount of debt securities and such indeterminate number of units comprised of any of the securities registered hereunder, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of or pursuant to anti-dilution rights under the securities registered hereunder, as have an aggregate initial offering price not to exceed $175,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover such additional number of securities as may be offered or issued in connection with any stock splits, stock dividends or similar transactions.Omitted pursuant to Item 16(b) of Form S-3 and Rule 457(o) promulgated under the Securities Act of 1933, as amended. The amount registered, proposed maximum offering price per unit and maximum aggregate offering price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registrant statement include $60,000,000 of unsold securities previously registered on the registrant’s registration statement on Form S-3 (File No. 333-268560) (the “Prior Registration Statement”), which was originally filed with the Securities and Exchange Commission (the “SEC”) on November 25, 2022, and declared effective by the SEC on December 6, 2022 (the “Unsold Securities”). The registrant paid a fee of $13,775.00 in connection with the filing of the Prior Registration Statement, of which $6,612.00 relates to $60,000,000 of the Unsold Securities included in this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee relating to such Unsold Securities under the Prior Registration Statement, which was paid under the Prior Registration Statement, will continue to be applied to such Unsold Securities registered pursuant to this registration statement. In accordance with Rule 415(a)(5) and Rule 415(a)(6), the registrant may continue to offer and sell the securities covered by the Prior Registration Statement during the grace period afforded by Rule 415(a)(5). To the extent that, after the filing date hereof and prior to effectiveness of this registration statement, the registrant sells any of the Unsold Securities under the Prior Registration Statement pursuant to Rule 415(a)(5), the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of securities to be registered on this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.